Agreements (Details)		1 Months Ended	12 Months Ended
	May 01, 2022	Jul. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)
Agreements (Details) [Line Items]
Percentage of transaction amount	7.00%
Compensation amount (in Euro) | €		€ 275,000
Product research and development			$ 413,532
Agreement, term			12 months
Termination term			60 days
Bottom of range [member]
Agreements (Details) [Line Items]
Compensation amount (in Euro) | €		625,000
Top of range [member]
Agreements (Details) [Line Items]
Compensation amount (in Euro) | €		€ 675,000
IPO [Member]
Agreements (Details) [Line Items]
Operating expense			$ 30,000
Non-Accountable Expense Allowance [Member]
Agreements (Details) [Line Items]
Percentage of transaction amount	1.00%
Warrants [Member]
Agreements (Details) [Line Items]
Percentage of transaction amount	7.00%
Research Phase [Member]
Agreements (Details) [Line Items]
Payments for covering expenses			301,617
Development Phase [Member]
Agreements (Details) [Line Items]
Cash paid for neosperience service			$ 111,915